CONSOLIDATED STATEMENT OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Generated from Operations
Net Income	1,994	1,894	1,456
Depreciation and amortization	1,611	1,485	1,375
Deferred income taxes (Note 16)	684	562	276
Income from equity investments (Note 8)	(522)	(597)	(257)
Distributed earnings received from equity investments (Note 8)	579	605	376
Employee post-retirement benefits expense, net of funding (Note 22)	37	50	9
Gain on sale of assets (Note 25)	(117)	0	0
Equity AFUDC (Note 9)	(95)	(19)	(15)
Unrealized losses/(gains) on financial instruments	74	(35)	22
Other	22	32	17
(Increase)/decrease in operating working capital (Note 24)	(189)	(334)	287
Net cash provided by operations	4,078	3,643	3,546
Investing Activities
Capital expenditures (Note 4)	(3,550)	(4,264)	(2,595)
Capital projects under development (Note 4)	(807)	(488)	(3)
Equity investments	(256)	(163)	(652)
Acquisitions, net of cash acquired (Note 25)	(241)	(216)	(214)
Proceeds from sale of assets, net of transaction costs (Note 25)	196	0	0
Deferred amounts and other	514	11	208
Net cash used in investing activities	(4,144)	(5,120)	(3,256)
Financing Activities
Dividends on common shares (Note 19)	(1,345)	(1,286)	(1,226)
Dividends on preferred shares (Note 20)	(4)	(22)	(22)
Distributions paid to non-controlling interests	(174)	(146)	(113)
Advances to affiliates, net	(694)	(297)	(235)
Notes payable issued/(repaid), net	544	(492)	449
Long-term debt issued, net of issue costs	1,403	4,253	1,491
Repayment of long-term debt	(1,069)	(1,286)	(980)
Common shares issued	1,115	899	269
Partnership units of subsidiary issued, net of issue costs	79	384	0
Preferred shares redeemed (Note 18)	(200)	(200)	0
Net cash (used in)/provided by financing activities	(345)	1,807	(367)
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	0	28	(15)
(Decrease)/Increase in Cash and Cash Equivalents	(411)	358	(92)
Cash and Cash Equivalents, Beginning of year	895	537	629
Cash and Cash Equivalents, End of year	484	895	537